Income Taxes - Items Not Resulting in a Deferred Tax Asset (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	€ 921	€ 687	€ 395
Deductible temporary differences	340	375	325
Unused tax credits	35	49	64
Deferred tax assets exceeding deferred tax liabilities	144	494	90
Deferred tax liability for undistributed profits of subsidiaries not recognized	1,400	1,800
U.S
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	133	146	181
Not expiring
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	628	291	151
Unused tax credits	31	41	59
Expiring in the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	6	4	28
Expiring after the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	287	392	216
Unused tax credits	€ 4	€ 8	€ 5